Land Use Rights, Net	12 Months Ended
Dec. 31, 2022
Land Use Rights, Net
Land Use Rights, Net

8.    Land Use Rights, Net

Land use rights and related accumulated amortization were as follows:

	December 31,	December 31,
	2021	2022
Land use rights	216,489	235,198
Less: Accumulated amortization—land use rights	(17,368)	(22,595)
Total land use rights, net	199,121	212,603

The Group recorded amortization expense for land use rights of RMB4,847, RMB4,847 and RMB5,227 for the years ended December 31, 2020, 2021 and 2022, respectively.